CASH AND CASH EQUIVALENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Total cash and cash equivalents	₽ 40,590	₽ 85,405	₽ 38,070	₽ 84,075
Russian Rubles
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	17,911	39,076
Short-term deposits with an original maturity of less than 92 days	16,594	27,857
USD
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	1,766	10,597
Euro
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	2,899	6,433
Turkmenian Manat
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	367	431
Other currencies
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	816	959
Short-term deposits with an original maturity of less than 92 days	₽ 237	₽ 52